Cash and Cash Equivalents - Summary of Cash and Bank Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 CNY (¥)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	$ 10,463	¥ 70,000	[1]	¥ 70,000
Long term deposits maturity	12 months
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	$ 10,500	¥ 70,000		¥ 70,000
Long term deposits maturity	2 years
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	1.40%	1.01%
Bottom of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit	2.94%	2.94%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	3.90%	1.97%
Top of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit	3.15%	3.15%

[1]	Restated